UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F/A

FORM 13F/A COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ X  ]; Amendment Number:1
This Amendment (Check only one.) : 	[ X ] is a restatement.
	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	D. C. Capital Partners, L.P.
Address:	800 Third Avenue
	40th Floor
	New York, NY  10022

13F/A File Number:	28-6726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Michael A. Chisek
Title:		Managing Director
Phone:		212-446-9330
Signature, Place, and Date of Signing:

	Michael A. Chisek		New York, New York May 19,2000
Report Type (Check only one.):

[ X]			13F HOLDINGS REPORT
[  ]			13F NOTICE
[  ]			13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.  /s/Michael A. Chisek

FORM 13F/A SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F/A Information Table Entry Total:	35

Form 13F/A Information Table Value total:	$162,587


List of Other Included Managers:

No.	13F/A File Number		Name



















FORM 13F INFORMATION TABLE





























































NAME OF ISSUER

TITLE OF CLASS

CUSIP

VALUE

SHARES/

SH/

PUT/

INVSTMT

OTHER

VOTING AUTHORITY






(x$1000)

PRN AMT

PRN

CALL

DISCRETN

MANAGERS

SOLE
SHARED
NONE











Abercrombie and Fitch Co.

COM

002896207

4000

250000

SH



Sole



250000


Airgate PCS Inc.

COM

009367103

2532

24000

SH



Sole



24000


Amgen Inc

COM

031162100

14822

241500

SH



Sole



241500


BE Aerospace Inc.

COM

073302101

1763

300000

SH



Sole



300000


Biogen Inc

COM

090597105

8559

122484

SH



Sole



122484


Chubb Corp

COM

171232101

6756

100000

SH



Sole



100000


Coastcast

COM

19057T108

4709

275000

SH



Sole



275000


Covad Communications Group

COM

222814204

2175

30000

SH



Sole



30000


Cyberplex

COM

232969105

661

40000

SH



Sole



40000


Dell Computer Corp

COM

247025109

20231

375091

SH



Sole



375091


Devry Inc

COM

251893103

4682

153500

SH



Sole



153500


Duke Energy Corp

COM

264399106

5282

100615

SH



Sole



100615


Esat Telecom Group PLC

SPONSORED ADR

268834102

4679

46850

SH



Sole



46850


Flowserve Corporation

COM

34354P105

6438

500000

SH



Sole



500000


Freeport-McMoran Copper & Gold
Class A

35671D105

3643

327500

SH



Sole



327500


Howmet International

COM

443208103

2015

99800

SH



Sole



99800


Inco Limited

COM

453258402

5053

275000

SH



Sole



275000


Inco Class VBN Shares

CL VBN SH

453258709

2469

500000

SH



Sole



500000


Insignia Financial Group Inc.
COM

45767A105

1428

102000

SH



Sole



102000


Micron Technology

COM

595112103

11064

87810

SH



Sole



87810


NL Industries Inc.

COM

629156407

1879

144500

SH



Sole



144500


Netia Holdings SA ADR

ADR

64114B104

2100

60000

SH



Sole



60000


Nike Class B

Class B

654106103

3963

100000

SH



Sole



100000


Olin Corp

NEW $1 PAR

680665205

3816

215000

SH



Sole



215000


Oxford Health Plans Inc

COM

691471106

3603

236250

SH



Sole



236250


SCI Systems Inc.

COM

783890106

10750

200000

SH



Sole



200000


Schlumberger Ltd

COM

806857108

4973

65000

SH



Sole



65000


Special Metals Corp

COM

847414103

1667

550000

SH



Sole



550000


Sylvan Learning Sys Inc

COM

871399101

1843

115617

SH



Sole



115617


Titanium Metals Corporation

COM

888339108

2844

650000

SH



Sole



140617


Ultramar Diamond Shamrock

COM

904000106

3172

125000

SH



Sole



125000


Unumprovident Corporation

COM

91529Y106

3388

200000

SH



Sole



200000


Vans Inc.

COM

921930103

1467

91000

SH



Sole



91000


Voicestream Wireless Corp

COM

928615103

2576

20000

SH



Sole



20000


Whitehall Jewelers Inc.

COM

965063100

1586

67500

SH



Sole



67500

